Derivative instruments and hedging activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) $ in Thousands, € in Millions, ₪ in Millions	Jun. 30, 2015 USD ($)	Jun. 30, 2015 EUR (€)	Jun. 30, 2015 ILS (₪)	Dec. 31, 2014 USD ($)
Derivatives, Fair Value [Line Items]
Fair value	$ (881)			$ (391)
Notional amount	92,140			101,850
Foreign Exchange Contract [Member] | Other current assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	1,282			3,753
Notional amount of derivative asset	14,237			$ 45,000
Notional amount of derivative liability	57,500	€ 52.5
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	395
Notional amount of derivative asset	$ 20,683
Fair value derivative liability				$ (1,243)
Notional amount of derivative liability				38,426
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 13,900		₪ 51.7
Fair value derivative liability	(2,558)			(2,901)
Notional amount of derivative liability	$ 57,220			$ 18,424